Derivative financial instruments - Summary of carrying amount of fair value hedges (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	$ 2,654	$ 1,988
Fair value hedges
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	0	119
Hedging instrument, liabilities	2,655	2,106
Fair value hedges | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	0	0
Hedging instrument, liabilities	4	4
Notional amount	132	387
Fair value hedges | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	0	119
Hedging instrument, liabilities	2,651	2,102
Notional amount	$ 15,887	$ 16,862